General and administrative expenses (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of comparative information prepared under previous GAAP [line items]
Impairment loss on Intangible assets				$ (547)
General and administrative expenses	$ (16,131)	$ (31,536)	$ (31,445)	(39,183)
General and administrative expenses
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expenses		(15,393)	(16,763)	(16,815)
Professional fees		(9,624)	(6,171)	(5,777)
Loss on sale of subsidiaries				(4,969)
Insurance liability expense		(954)	(1,473)	(1,522)
Impairment loss on Intangible assets				(547)
Other operating expenses		(4,275)	(5,211)	(6,489)
Depreciation and amortization		(1,290)	(1,827)	(3,064)
General and administrative expenses		$ (31,536)	$ (31,445)	$ (39,183)